Related Parties Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties Transactions
40.	RELATED PARTIES TRANSACTIONS

The ROC Government, one of Chunghwa’s customers has significant equity interest in Chunghwa.  Chunghwa provides fixed-line services, wireless services, internet and data and other services to the various departments and institutions of the ROC Government in the normal course of business and at arm’s-length prices.  The transactions with the ROC government bodies have not been provided because the transactions are not individually or collectively significant.  However, the related revenues and operating costs have been appropriately recorded.

a.	The Company engages in business transactions with the following related parties:

Company	Relationship
Taiwan International Standard Electronics Co., Ltd.	Associate
So-net Entertainment Taiwan Limited	Associate
KKBOX Taiwan Co., Ltd.	Associate
KingwayTek Technology Co., Ltd.	Associate
UUPON Inc.	Associate
Taiwan International Ports Logistics Corporation	Associate
Huada Digital Corporation	Joint venture
Chunghwa Benefit One Co., Ltd.	Joint venture
International Integrated System, Inc.	Associate
Senao Networks, Inc.	Associate
EnGenius Tech. Co., Ltd.	Subsidiary of the Company’s associate, Senao Networks, Inc.
HopeTech Technologies Limited	Associate
ST-2 Satellite Ventures Pte., Ltd.	Associate
Viettel-CHT Co., Ltd.	Associate
Click Force Co., Ltd.	Associate
Alliance Digital Tech Co., Ltd.	Associate
MeWorks LIMITED（HK）	Associate
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	Associate
Cornerstone Ventures Co., Ltd. (“CVC”)	Associate
Other related parties
Chunghwa Telecom Foundation	A nonprofit organization of which the funds donated by Chunghwa exceeds one third of its total funds
Senao Technical and Cultural Foundation	A nonprofit organization of which the funds donated by SENAO exceeds one third of its total funds
Sochamp Technology Co., Ltd.	Investor of significant influence over CHST
E-Life Mall Co., Ltd.	One of the directors of E-Life Mall and a director of SENAO are members of an immediate family
Engenius Technologies Co., Ltd.	Chairman of Engenius Technologies Co., Ltd. is a member of SENAO’s management
United Daily News Co., Ltd.	Investor of significant influence over SFD
Shenzhen Century Communication Co., Ltd.	Investor of significant influence over SCT
Taoyuan Aerotropolis Co., Ltd.	Investor of significant influence over TASUI

b.

Balances and transactions between Chunghwa and its subsidiaries, which are related parties of Chunghwa, have been eliminated on consolidation and are not disclosed in this note.  Terms of the foregoing transactions with related parties were not significantly different from transactions with non-related parties.  When no similar transactions with non-related parties can be referenced, terms were determined in accordance with mutual agreements.  Details of transactions between the Company and other related parties are disclosed below:

1)	Operating transactions

	Revenues
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Associates	$292	$344	$344
Joint ventures	7	1	—
Others	49	65	94

	$348	$410	$438

	Operating Costs and Expenses
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Associates	$1,405	$1,197	$1,304
Joint ventures	17	2	—
Others	74	71	75
	$1,496	$1,270	$1,379

2)	Non-operating transactions

	Non-operating Income and Expenses
	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Associates	$37	$32	$31
Others	—	—	—
	$37	$32	$31

3)	Receivables

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Associates	$43	$11
Others	6	13
	$49	$24

4)	Payables

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Associates	$680	$914
Others	4	4
	$684	$918

5)	Customers’ deposits

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Associates	$6	$6

6)	Acquisition of property, plant and equipment

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Associates	$313	$390	$312
Joint ventures	7	—	—
	$320	$390	$312

7)	Prepayments

Chunghwa entered into a contract with ST-2 Satellite Ventures Pte., Ltd. on March 12, 2010 to lease capacity on the ST-2 satellite.  This lease is for 15 years which should start from the official operation of ST-2 satellite and the total contract value is approximately $6,000 million (SG$261 million), including a prepayment of $3,068 million, and the rest of amount should be paid annually when ST-2 satellite starts its official operation.  ST-2 satellite was launched in May 2011, and began its official operation in August 2011.  The total rental expense for the year ended December 31, 2016 was $394 million, which consisted of an offsetting credit of the prepayment of $204 million and an additional accrual of $190 million.  The total rental expense for the year ended December 31, 2017 was $392 million, which consisted of an offsetting credit of the prepayment of $204 million and an additional accrual of $188 million.  The total rental expense for the year ended December 31, 2018 was $394 million, which consisted of an offsetting credit of the prepayment of $204 million and an additional accrual of $190 million.  The prepaid rents (classified as prepayments) as of December 31, 2017 and 2018, were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Prepaid rents - current	$204	$205
Prepaid rents - noncurrent	1,551	1,346
	$1,755	$1,551

c.	Compensation of key management personnel

The compensation of directors and other key management personnel for the years ended December 31, 2016, 2017 and 2018 were as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
		(In Millions)
Short-term employee benefits	$251	$254	$282
Post-employment benefits	8	9	10
Share-based payment	2	2	9
	$261	$265	$301

The compensation of directors and other key management personnel was mainly determined by the compensation committee having regard to the performance of individual and market trends.